Annual Total Returns - BlackRock Pennsylvania Municipal Bond Fund (Service) [BarChart] - Service - BlackRock Pennsylvania Municipal Bond Fund - Service	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	0.47%
Annual Return 2011	13.43%
Annual Return 2012	9.08%
Annual Return 2013	(5.75%)
Annual Return 2014	12.41%
Annual Return 2015	3.82%
Annual Return 2016	0.01%
Annual Return 2017	5.50%
Annual Return 2018	0.46%
Annual Return 2019	6.21%